Related party transactions and balances (FY)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Related party transactions and balances [Abstract]
Related party transactions and balances
9.	Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

At October 31, 2024, the Company had amounts owing and accrued liabilities of $719,679 (July 31, 2024 - $478,072) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.

During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron who are related parties to the Company (Note 5).  These loans were amended subsequent to October 31, 2024 (Note 13).

During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio (Note 12).

9.	Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Related party balances as at July 31, 2024 and 2023

At July 31, 2024, the Company had amounts owing and accrued liabilities of $478,072 (2023 - $23,534) payable to directors and officers of the Company for salaries, expense reimbursements and professional fees. These amounts are non-interest bearing and have no terms of repayment.

Related party transactions during the year ended July 31, 2024

During the year ended July 31, 2024, the Company issued convertible debentures to Devvio and Envviron who are related parties to the Company (Note 6).

During the year ended July 31, 2024, the Company signed an amended strategic partnership agreement with Devvio, as described in Note 13.
Related party transactions during the year ended July 31, 2023

During the year ended July 31, 2023, a related party of the Company was issued 180,000 shares from the exercise of 180,000 share purchase warrants, for proceeds of CAD$36,000 ($26,910).